Authorisation of Financial Statements	12 Months Ended
Dec. 31, 2025
Authorisation of Financial Statements [Abstract]
Authorisation of Financial Statements	Note 31
Authorisation of Financial
Statements
These financial statements were authorised for issue by a resolution of the Board of Directors and Executive Management of Cadeler A/S
on 24 March 2026 and will be submitted for approval to the
shareholders of the Company at the annual general meeting to be held on 21 April 2026.